Property and Equipment, Net (Details) - Schedule of property and equipment, net - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 24,098	$ 7,972
Less: accumulated depreciation and amortization	(2,922)	(2,123)
Property and equipment, net	21,176	5,849
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,544	1,527
Vehicles and trailers [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	129	129
Computers and software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,673	1,306
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	794	766
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,211	1,962
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 17,747	$ 2,282